UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03503

UBS RMA Money Fund Inc.

(Exact name of registrant as specified in charter)

51 West 52nd Street, New York, New York 10019-6114

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

51 West 52nd Street

New York, NY 10019-6114

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1775 I Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-882 5000

Date of fiscal year end: June 30

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—25.24%
Federal Farm Credit Bank
0.800%, due 12/21/09[1]	58,000,000	57,659,733
Federal Home Loan Bank
2.310%, due 04/07/09	177,500,000	177,500,000
2.100%, due 04/09/09[1]	221,200,000	221,096,773
0.737%, due 04/13/09[2]	175,000,000	175,000,000
2.390%, due 04/30/09	175,000,000	175,000,000
2.570%, due 05/05/09	107,250,000	107,472,437
2.400%, due 05/13/09	132,500,000	132,497,179
2.730%, due 06/10/09	224,000,000	224,411,871
2.820%, due 07/10/09	130,000,000	130,000,000
0.450%, due 07/13/09[1]	128,500,000	128,334,556
Federal Home Loan Mortgage Corp.*
0.610%, due 04/01/09[2]	266,500,000	266,500,000
0.453%, due 04/28/09[2]	166,500,000	166,470,281
1.500%, due 05/04/09[1]	35,000,000	34,951,875
1.250%, due 06/23/09[1]	200,000,000	199,423,611
0.420%, due 07/20/09[1]	67,000,000	66,914,017
0.400%, due 08/10/09[1]	66,825,000	66,727,733
0.400%, due 08/11/09[1]	150,000,000	149,780,000
0.520%, due 11/03/09[1]	85,500,000	85,233,240
Federal National Mortgage Association*
0.400%, due 04/01/09[2]	225,500,000	225,500,000
1.244%, due 04/13/09[2]	180,000,000	180,000,000
1.250%, due 06/25/09[1]	325,000,000	324,040,799
US Cash Management Bills
1.280%, due 04/29/09[1],[3]	249,750,000	249,501,360
US Treasury Bills
1.080%, due 05/07/09[1],[3]	312,000,000	311,663,040
0.292%, due 05/14/09[1],[3]	202,000,000	201,929,547
0.310%, due 05/21/09[1]	87,425,000	87,387,359
0.330%, due 05/21/09[1]	41,500,000	41,480,979
0.300%, due 05/28/09[1],[3]	185,000,000	184,912,125
0.235%, due 06/18/09[1],[3]	156,175,000	156,095,481
US Treasury Notes
4.875%, due 05/15/09	55,000,000	55,308,317

Total US government and agency obligations (cost—$4,582,792,313)		4,582,792,313

Time deposits—4.54%

Banking-non-US—4.54%
ABN AMRO Bank N.V., Cayman Islands
0.080%, due 04/01/09	100,000,000	100,000,000
Citibank N.A., Nassau
0.250%, due 04/01/09	325,000,000	325,000,000
Natixis, Cayman Islands
0.220%, due 04/01/09	200,000,000	200,000,000
Societe Generale, Cayman Islands
0.190%, due 04/01/09	200,000,000	200,000,000

Total time deposits (cost—$825,000,000)		825,000,000

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)

Bank notes—3.67%

Banking-US—3.67%
Bank of America N.A.
0.500%, due 06/08/09[4]	204,000,000	204,000,000
HSBC Bank USA, Inc.
3.875%, due 09/15/09	25,000,000	25,062,969
Wachovia Bank N.A. (Charlotte)
1.655%, due 04/06/09[2]	156,000,000	156,000,000
Wells Fargo Bank N.A.
0.656%, due 04/20/09[2]	130,000,000	130,000,000
Westpac Banking Corp.
1.460%, due 04/14/09[2]	151,500,000	151,500,000

Total bank notes (cost—$666,562,969)		666,562,969

Certificates of deposit—13.63%

Banking-non-US—12.53%
Abbey National Treasury Services PLC
2.940%, due 05/22/09	100,000,000	100,000,000
Bank of Nova Scotia
0.630%, due 04/30/09	150,000,000	150,001,207
0.570%, due 05/01/09	97,000,000	97,000,000
2.400%, due 05/07/09	138,250,000	138,250,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.580%, due 04/01/09	189,750,000	189,750,000
Barclays Bank PLC
0.500%, due 04/03/09	175,000,000	175,000,000
BNP Paribas
0.460%, due 05/01/09	226,250,000	226,251,885
3.180%, due 08/24/09	52,500,000	52,500,000
Calyon N.A., Inc.
3.170%, due 06/02/09	131,500,000	131,500,000
Credit Suisse First Boston
2.750%, due 05/18/09	193,000,000	193,000,000
Deutsche Bank AG
1.457%, due 04/21/09[2]	150,000,000	150,000,000
0.600%, due 05/21/09	201,250,000	201,250,000
Natixis
1.100%, due 04/15/09	219,000,000	219,000,000
Svenska Handelsbanken
1.580%, due 04/14/09[2]	125,000,000	125,000,000
Toronto-Dominion Bank
1.150%, due 08/20/09	125,000,000	125,072,266

		2,273,575,358

Banking-US—1.10%
State Street Bank & Trust Co.
0.550%, due 04/13/09	200,000,000	200,000,000

Total certificates of deposit (cost—$2,473,575,358)		2,473,575,358

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]—34.91%

Asset backed-miscellaneous—15.25%
Amsterdam Funding Corp.
0.570%, due 04/15/09	190,510,000	190,467,770
Atlantic Asset Securitization LLC
0.500%, due 04/01/09	97,000,000	97,000,000
0.500%, due 04/07/09	61,000,000	60,994,917
Enterprise Funding Co. LLC
0.530%, due 04/16/09	37,339,000	37,330,754
0.500%, due 05/01/09	70,001,000	69,971,833
0.580%, due 05/12/09	41,000,000	40,972,917
Fairway Finance Co. LLC
0.500%, due 04/01/09	85,000,000	85,000,000
0.610%, due 06/10/09	50,000,000	49,940,695
Falcon Asset Securitization Corp.
0.500%, due 06/19/09	101,000,000	100,889,181
Kitty Hawk Funding Corp.
0.520%, due 04/02/09	127,498,000	127,496,158
0.500%, due 04/06/09	152,090,000	152,079,438
0.550%, due 04/06/09	121,289,000	121,279,735
0.550%, due 04/07/09	21,818,000	21,816,000
Market Street Funding LLC
0.550%, due 05/12/09	50,000,000	49,968,681
0.670%, due 06/15/09	50,000,000	49,930,208
Old Line Funding Corp.
0.550%, due 04/02/09	50,000,000	49,999,236
0.400%, due 04/09/09	169,029,000	169,013,975
0.600%, due 06/09/09	80,000,000	79,908,000
0.600%, due 07/01/09	100,000,000	99,848,333
Ranger Funding Co. LLC
0.550%, due 04/06/09	89,365,000	89,358,174
0.580%, due 05/11/09	76,523,000	76,473,685
0.580%, due 06/19/09	121,274,000	121,119,645
Regency Markets No.1 LLC
0.560%, due 04/20/09	95,000,000	94,971,922
0.560%, due 04/21/09	26,465,000	26,456,766
Sheffield Receivables Corp.
0.370%, due 04/09/09	90,000,000	89,992,600
0.500%, due 04/13/09	40,000,000	39,993,333
0.500%, due 04/15/09	75,000,000	74,985,417
0.500%, due 04/16/09	70,000,000	69,985,417
Thunderbay Funding
0.550%, due 04/02/09	75,000,000	74,998,854
0.500%, due 05/08/09	50,000,000	49,974,306
0.650%, due 06/08/09	100,000,000	99,877,222
0.600%, due 06/11/09	60,322,000	60,250,619
Windmill Funding Corp.
0.450%, due 04/16/09	50,000,000	49,990,625

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]—(continued)

Asset backed-miscellaneous—(concluded)
Yorktown Capital LLC
0.500%, due 05/11/09	95,658,000	95,604,857

		2,767,941,273

Banking-non-US—1.11%
Dnb NOR ASA
1.270%, due 04/06/09	57,000,000	56,989,946
1.265%, due 04/14/09	125,000,000	124,942,899
Eksportfinans
0.370%, due 04/03/09	19,500,000	19,499,599

		201,432,444

Banking-US—6.43%
Calyon N.A., Inc.
1.870%, due 06/17/09	97,000,000	96,612,027
1.020%, due 07/29/09	179,500,000	178,894,786
Dexia Delaware LLC
0.370%, due 04/01/09	290,000,000	290,000,000
ING (US) Funding LLC
0.990%, due 07/13/09	150,000,000	149,575,125
San Paolo IMI US Financial Co.
0.500%, due 04/02/09	136,500,000	136,498,104
Societe Generale N.A., Inc.
0.320%, due 04/16/09	150,000,000	149,980,000
0.780%, due 05/04/09	166,000,000	165,881,310

		1,167,441,352

Brokerage—1.38%
Greenwich Capital Holdings, Inc.
0.350%, due 04/02/09	250,000,000	249,997,569

Consumer products-non durables—1.59%
Procter & Gamble Co.
0.350%, due 06/05/09	100,000,000	99,936,806
Procter & Gamble International Funding SCA
0.500%, due 04/06/09	125,000,000	124,991,319
0.350%, due 06/05/09	65,000,000	64,958,924

		289,887,049

Diversified manufacturing—1.24%
Siemens Capital Co. LLC
0.260%, due 04/13/09	225,000,000	224,980,500

Energy-integrated—1.02%
Chevron Corp.
0.300%, due 04/01/09	30,000,000	30,000,000
0.280%, due 04/14/09	155,000,000	154,984,328

		184,984,328

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Commercial paper[1]—(concluded)

Finance-captive automotive—0.55%
Toyota Motor Credit Corp.
0.250%, due 04/14/09	100,000,000	99,990,972

Finance-noncaptive diversified—1.75%
General Electric Capital Corp.
2.880%, due 05/07/09	115,000,000	114,668,800
2.400%, due 06/03/09	203,750,000	202,894,250

		317,563,050

Food/beverage—1.38%
Coca-Cola Co.
0.350%, due 04/02/09	200,000,000	199,998,056
0.250%, due 04/13/09	50,000,000	49,995,833

		249,993,889

Health care—0.73%
Abbott Laboratories
0.260%, due 04/09/09	132,000,000	131,992,373

Pharmaceuticals—1.33%
Pfizer, Inc.
0.370%, due 06/05/09	70,000,000	69,953,236
Roche Holding, Inc.
0.250%, due 04/21/09	25,000,000	24,996,528
0.300%, due 05/12/09	65,000,000	64,977,792
0.300%, due 05/13/09	82,000,000	81,971,300

		241,898,856

Technology-software—1.15%
Hewlett-Packard Co.
0.320%, due 04/02/09	155,000,000	154,998,622
0.330%, due 04/02/09	55,000,000	54,999,496

		209,998,118

Total commercial paper (cost—$6,338,101,773)		6,338,101,773

Short-term corporate obligations—4.90%

Banking-non-US—3.05%
BNP Paribas
1.441%, due 05/13/09[2]	120,000,000	120,000,000
Lloyds TSB Group PLC
1.541%, due 05/07/09[2,5]	160,000,000	160,000,000
Nordea Bank AB
1.509%, due 04/24/09[2,5]	101,500,000	101,500,000
Rabobank Nederland
1.431%, due 05/11/09[2,5]	172,000,000	172,000,000

		553,500,000

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Short-term corporate obligations—(concluded)

Banking-US—0.71%
HSBC Bank USA, Inc.
1.560%, due 04/14/09[2]	128,000,000	128,000,000

Finance-captive automotive—1.14%
Toyota Motor Credit Corp.
0.520%, due 04/01/09[2]	104,850,000	104,850,000
0.660%, due 04/01/09[2]	103,000,000	103,000,000

		207,850,000

Total short-term corporate obligations (cost—$889,350,000)		889,350,000

Repurchase agreements—13.56%
Repurchase agreement dated 03/31/09 with Bank of America, 0.140% due 04/01/09, collateralized by $844,924,000 Federal Home Loan Mortgage Corp. obligations, zero coupon to 2.875% due 11/23/10 to 05/04/37; (value—$357,000,806); proceeds: $350,001,361	350,000,000	350,000,000
Repurchase agreement dated 03/31/09 with Barclays Bank PLC, 0.190%, due 04/01/09, collateralized by $48,212,000 Federal Home Loan Mortgage Corp. obligations, 1.330% due 08/18/10 and $53,649,000 Federal National Mortgage Association obligations, 3.220% due 01/27/17; (value—$102,000,712); proceeds: $100,000,528	100,000,000	100,000,000
Repurchase agreement dated 03/31/09 with Deutsche Bank Securities, Inc., 0.190% due 04/01/09, collateralized by $50,000,000 Federal Home Loan Bank obligations, zero coupon due 04/27/09 and $102,412,000 Federal Home Loan Mortgage Corp. obligations, 4.750% due 03/05/12 to 11/17/15; (value—$164,629,024); proceeds: $161,400,852	161,400,000	161,400,000
Repurchase agreement dated 03/31/09 with Goldman Sachs & Co., 0.150% due 04/01/09, collateralized by $665,625,200 US Treasury Inflation Index Bonds, 3.875% due 04/15/29; (value—$1,122,000,077); proceeds $1,100,004,583	1,100,000,000	1,100,000,000
Repurchase agreement dated 03/31/09 with Morgan Stanley & Co., 0.190% due 04/01/09, collateralized by $711,710,000 Federal Home Loan Mortgage Corp. obligations, 1.354% to 6.750% due 05/28/10 to 03/15/31; (value—$772,399,258); proceeds: $750,003,958	750,000,000	750,000,000
Repurchase agreement dated 03/31/09 with State Street Bank & Trust Co., 0.010% due 04/01/09, collateralized by $38,249 Federal Home Loan Bank obligations, 4.375% due 09/17/10 and $39,512 US Treasury Bills, zero coupon due 07/02/09 to 07/16/09; (value—$79,561): proceeds: $78,000	78,000	78,000

Total repurchase agreements (cost—$2,461,478,000)		2,461,478,000

Investments of cash collateral from securities loaned—3.66%	Number of shares

Money market fund[6]—3.66%
UBS Private Money Market Fund LLC[7],
0.550% (cost—$663,512,040)	663,512,040	663,512,040

Total investments (cost—$18,900,372,453 which approximates cost for federal income tax purposes)[8,9]—104.11%		18,900,372,453

Liabilities in excess of other assets—(4.11)%		(746,462,572)

Net assets (applicable to 18,153,629,631 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		18,153,909,881

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.

UBS RMA Money Market Portfolio

Schedule of investments – March 31, 2009 (unaudited)

[1]	Interest rates shown are the discount rates at date of purchase.
[2]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of March 31, 2009 and reset periodically.
[3]	Security, or portion thereof, was on loan at March 31, 2009.
[4]

Security is backed by FDIC’s Temporary Loan Guarantee Program (“TLGP”). TLGP guarantees newly issued senior unsecured debt of banks, thrifts, and certain holding companies, and provides full coverage of non-interest bearing deposit transaction accounts.

[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 2.39% of net assets as of March 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	Rate shown reflects yield at March 31, 2009.
[7]	The table below details the Portfolio’s transaction activity in an affiliated issuer for the nine months ended March 31, 2009. The advisor earns a management fee from UBS Private Money Market LLC.

Security description	Value at 06/30/08 ($)	Purchases during the nine months ended 03/31/09 ($)	Sales during the nine months ended 03/31/09 ($)	Value at 03/31/09 ($)	Net income earned from affiliate for the nine months ended 03/31/09 ($)
UBS Private Money Market Fund LLC	379,088,524	4,720,452,883	4,436,029,367	663,512,040	2,335,584

[8]	Includes $650,370,452 of investments in securities on loan, at market value. The custodian held cash equivalents as collateral for securities loaned of $663,512,040.
[9]	Investments are valued at amortized cost, unless the Portfolio’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

On July 1, 2008, the Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value	—	18,900,372,453	—	18,900,372,453

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	77.3
France	6.1
United Kingdom	3.6
Germany	3.0
Canada	2.7
Japan	2.6
Netherlands	1.4
Sweden	1.2
Norway	1.1
Switzerland	1.0

Total	100.0

Weighted average maturity—30 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated December 31, 2008.

UBS RMA U.S. Government Portfolio

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—66.87%
Federal Farm Credit Bank
2.750%, due 06/05/09	49,000,000	49,000,000
Federal Home Loan Bank
0.470%, due 04/01/09[1]	200,000,000	199,928,485
0.110%, due 04/06/09[2]	163,290,000	163,287,505
0.120%, due 04/13/09[2]	200,231,000	200,222,991
0.737%, due 04/13/09[1]	100,000,000	100,000,000
2.500%, due 04/14/09[2]	75,000,000	74,932,292
1.294%, due 04/30/09[1]	200,000,000	200,189,155
2.500%, due 05/08/09	200,000,000	200,468,500
1.800%, due 05/14/09[2]	125,000,000	124,731,250
0.520%, due 06/15/09[2]	200,000,000	199,783,333
0.450%, due 07/13/09[2]	50,000,000	49,935,625
0.550%, due 10/13/09[2]	50,000,000	49,851,042
Federal Home Loan Mortgage Corp.*
0.610%, due 04/01/09[1]	50,000,000	50,000,000
1.700%, due 04/01/09[2]	65,000,000	65,000,000
0.408%, due 04/06/09[1]	50,000,000	50,000,000
5.000%, due 06/11/09	12,500,000	12,554,074
1.250%, due 06/23/09[2]	50,000,000	49,855,903
1.480%, due 06/23/09[2]	50,000,000	49,829,389
1.800%, due 06/25/09[2]	50,000,000	49,787,500
1.270%, due 06/30/09[2]	44,067,000	43,927,087
0.680%, due 08/10/09[2]	152,320,000	151,943,093
1.550%, due 11/13/09[2]	100,000,000	99,026,944
Federal National Mortgage Association*
0.120%, due 04/09/09[2]	250,000,000	249,993,333
0.150%, due 04/13/09[2]	200,000,000	199,990,000
1.244%, due 04/13/09[1]	150,000,000	150,000,000
0.220%, due 05/01/09[2]	200,000,000	199,963,333
1.200%, due 05/11/09[2]	125,000,000	124,833,333
5.125%, due 07/13/09	59,053,000	59,833,556
1.600%, due 08/03/09[2]	75,000,000	74,586,667
1.050%, due 10/01/09[2]	50,000,000	49,733,125
US Cash Management Bills
1.270%, due 04/29/09[2]	90,000,000	89,911,100
US Treasury Bills
0.170%, due 05/07/09[2]	75,000,000	74,987,250
0.310%, due 05/21/09[2]	24,500,000	24,489,451
0.330%, due 05/21/09[2]	14,250,000	14,243,469
1.050%, due 07/30/09[2]	100,000,000	99,650,000
1.941%, due 09/24/09[2]	50,000,000	49,525,656

Total US government and agency obligations (cost—$3,695,994,441)		3,695,994,441

UBS RMA U.S. Government Portfolio

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
Repurchase agreements—33.09%
Repurchase agreement dated 03/31/09 with Bank of America, 0.100% due 04/01/09, collateralized by $100,245,100 US Treasury Notes, 1.500% due 10/31/10; (value—$102,000,082); proceeds: $100,000,278	100,000,000	100,000,000
Repurchase agreement dated 03/31/09 with Barclays Bank PLC, 0.140% due 04/01/09, collateralized by $248,797,900 US Treasury Notes, 2.000% due 11/30/13; (value—$255,000,022); proceeds: $250,000,972	250,000,000	250,000,000
Repurchase agreement dated 03/31/09 with Deutsche Bank Securities, Inc., 0.140% due 04/01/09, collateralized by $390,080,552 US Treasury Bond Interest Strips, zero coupon due 08/15/19 to 02/15/38 and $230,713,000 US Treasury Notes, 1.375% to 4.625% due 10/31/11 to 02/15/12; (value—$412,182,105); proceeds: $404,101,572	404,100,000	404,100,000
Repurchase agreement dated 03/31/09 with Goldman Sachs & Co., 0.020% due 04/01/09, collateralized by $630,467,000 US Treasury Inflation Index Notes, 1.625% to 4.250% due 01/15/10 to 01/15/15; (value—$790,760,041); proceeds: $775,000,431	775,000,000	775,000,000
Repurchase agreement dated 03/31/09 with Morgan Stanley & Co., 0.050% due 04/01/09, collateralized by $206,006,000 US Treasury Bonds, 7.875% to 9.125 due 08/15/17 to 02/15/21; (value—$306,000,448); proceeds: $300,000,417	300,000,000	300,000,000
Repurchase agreement dated 03/31/09 with State Street Bank & Trust Co., 0.010% due 04/01/09, collateralized by $32,854, Federal Home Loan Bank obligations, 4.375% due 09/17/10 and $33,939 US Treasury Bills, zero coupon due 07/02/09 to 07/16/09; (value—$68,341): proceeds: $67,000	67,000	67,000

Total repurchase agreements (cost—$1,829,167,000)		1,829,167,000

Total investments (cost—$5,525,161,441 which approximates cost for federal income tax purposes)[3]— 99.96%		5,525,161,441

Other assets in excess of liabilities—0.04%		2,095,649

Net assets (applicable to 5,527,257,090 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		5,527,257,090

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.
[1]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of March 31, 2009, and reset periodically.
[2]	Interest rates shown are the discount rates at date of purchase.
[3]	Investments are valued at amortized cost, unless the Portfolio’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Portfolio is performed in an effort to ensure that amortized cost approximates market value.

On July 1, 2008, the Portfolio adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Portfolio’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Portfolio’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Portfolio’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value	—	5,525,161,441	—	5,525,161,441

Weighted average maturity—35 days

For more information regarding the Portfolio’s other significant accounting policies, please refer to the Portfolio’s semiannual report to shareholders dated December 31, 2008.

UBS Retirement Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)
US government and agency obligations—29.73%
Federal Home Loan Bank
2.310%, due 04/07/09	15,000,000	15,000,000
2.100%, due 04/09/09[1]	25,000,000	24,988,333
0.737%, due 04/13/09[2]	19,750,000	19,750,000
2.860%, due 04/13/09[1]	20,000,000	19,980,933
1.020%, due 04/14/09[1]	15,000,000	14,994,475
2.500%, due 04/14/09[1]	30,000,000	29,972,917
2.390%, due 04/30/09	20,000,000	20,000,000
2.400%, due 05/13/09	5,000,000	4,999,894
0.400%, due 05/22/09[1]	25,000,000	24,985,833
2.820%, due 07/10/09	14,000,000	14,000,000
0.450%, due 07/13/09[1]	15,000,000	14,980,688
0.580%, due 08/17/09[1]	20,000,000	19,955,533
Federal Home Loan Mortgage Corp.*
0.610%, due 04/01/09[2]	30,000,000	30,000,000
2.450%, due 04/09/09	9,000,000	9,000,000
1.350%, due 04/14/09[1]	7,000,000	6,996,588
0.453%, due 04/28/09[2]	30,000,000	29,994,645
0.380%, due 06/15/09[1]	20,000,000	19,984,167
0.340%, due 06/22/09[1]	22,000,000	21,982,962
0.570%, due 08/17/09[1]	25,000,000	24,945,375
0.550%, due 08/31/09[1]	20,000,000	19,953,556
0.570%, due 09/08/09[1]	30,000,000	29,924,000
4.125%, due 11/30/09	16,000,000	16,194,400
Federal National Mortgage Association*
1.244%, due 04/13/09[2]	20,000,000	20,000,000
0.160%, due 04/30/09[1]	44,000,000	43,994,329
0.250%, due 05/18/09[1]	30,000,000	29,990,208
US Cash Management Bills
1.280%, due 04/29/09[1]	20,000,000	19,980,089
US Treasury Bills
1.080%, due 05/07/09[1],[3]	20,000,000	19,978,400
0.310%, due 05/21/09[1]	9,725,000	9,720,813
0.330%, due 05/21/09[1]	4,850,000	4,847,777
0.300%, due 05/28/09[1],[3]	21,500,000	21,489,787
0.235%, due 06/18/09[1]	18,375,000	18,365,644
0.265%, due 08/06/09[1]	22,000,000	21,979,433

Total US government and agency obligations (cost—$642,930,779)		642,930,779

UBS Retirement Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)

Bank notes—4.35%

Banking-US—4.35%
Bank of America N.A.
1.436%, due 05/06/09[2]	10,000,000	10,000,000
0.500%, due 06/08/09[4]	30,000,000	30,000,000
Wachovia Bank N.A. (Charlotte)
1.655%, due 04/06/09[2]	15,000,000	15,000,000
Wells Fargo Bank N.A.
0.656%, due 04/20/09[2]	14,000,000	14,000,000
Westpac Banking Corp.
1.460%, due 04/14/09[2]	25,000,000	25,000,000

Total bank notes (cost—$94,000,000)		94,000,000

Certificates of deposit—11.76%

Banking-non-US—10.83%
Abbey National Treasury Services PLC
0.820%, due 04/27/09[2]	25,000,000	25,000,000
Bank of Nova Scotia
0.570%, due 05/01/09	15,000,000	15,000,000
2.400%, due 05/07/09	20,000,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd.
0.580%, due 04/01/09	21,500,000	21,500,000
Barclays Bank PLC
0.500%, due 04/03/09	20,000,000	20,000,000
BNP Paribas
0.460%, due 05/01/09	25,000,000	25,000,208
Calyon N.A., Inc.
3.170%, due 06/02/09	16,000,000	16,000,000
Credit Suisse First Boston
2.750%, due 05/18/09	20,000,000	20,000,000
Deutsche Bank AG
1.457%, due 04/21/09[2]	13,000,000	13,000,000
0.600%, due 05/21/09	23,750,000	23,750,000
Natixis
1.100%, due 04/15/09	20,000,000	20,000,000
Toronto-Dominion Bank
1.150%, due 08/20/09	15,000,000	15,008,672

		234,258,880

Banking-US—0.93%
State Street Bank & Trust Co.
0.550%, due 04/13/09	20,000,000	20,000,000

Total certificates of deposit (cost—$254,258,880)		254,258,880

UBS Retirement Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)

Commercial paper[1]—35.39%

Asset backed-banking—0.92%
Atlantis One Funding
0.400%, due 04/23/09	15,000,000	14,996,333
0.700%, due 06/08/09	5,000,000	4,993,389

		19,989,722

Asset backed-miscellaneous—10.53%
Amsterdam Funding Corp.
0.570%, due 04/02/09	20,000,000	19,999,683
0.650%, due 04/22/09	10,000,000	9,996,208
0.810%, due 05/11/09	10,000,000	9,991,000
Fairway Finance Co. LLC
0.550%, due 04/01/09	20,000,000	20,000,000
0.650%, due 05/22/09	10,000,000	9,990,792
Kitty Hawk Funding Corp.
0.600%, due 05/01/09	35,756,000	35,738,122
0.550%, due 05/04/09	7,000,000	6,996,471
Market Street Funding LLC
0.500%, due 04/14/09	5,000,000	4,999,097
0.650%, due 06/09/09	10,000,000	9,987,542
Old Line Funding Corp.
2.750%, due 04/20/09	16,000,000	15,976,778
0.550%, due 05/14/09	25,000,000	24,983,577
Ranger Funding Co. LLC
0.350%, due 04/03/09	15,000,000	14,999,708
Regency Markets No.1 LLC
0.550%, due 04/08/09	4,000,000	3,999,572
Sheffield Receivables Corp.
0.350%, due 04/09/09	35,000,000	34,997,278
0.550%, due 05/07/09	5,000,000	4,997,250

		227,653,078

Banking-non-US—0.69%
Dnb NOR ASA
1.270%, due 04/06/09	15,000,000	14,997,354

Banking-US—10.91%
Calyon N.A., Inc.
1.870%, due 06/17/09	10,000,000	9,960,003
1.020%, due 07/29/09	20,000,000	19,932,567
Danske Corp.
1.648%, due 04/09/09[2]	17,000,000	17,000,000
0.500%, due 05/04/09	15,000,000	14,993,125
Dexia Delaware LLC
0.370%, due 04/01/09	40,000,000	40,000,000
ING (US) Funding LLC
0.840%, due 04/07/09	10,000,000	9,998,600
0.990%, due 07/13/09	10,000,000	9,971,675

UBS Retirement Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)

Commercial paper[1]—(continued)

Banking-US—(concluded)
National Australia Funding (DE), Inc.
0.440%, due 04/06/09	20,000,000	19,998,778
0.740%, due 04/06/09	10,000,000	9,998,972
Nordea N.A., Inc.
0.710%, due 04/06/09	10,000,000	9,999,014
San Paolo IMI US Financial Co.
0.260%, due 04/01/09	15,000,000	15,000,000
0.500%, due 04/02/09	24,000,000	23,999,666
Societe Generale N.A., Inc.
0.190%, due 04/01/09	15,000,000	15,000,000
0.880%, due 04/06/09	5,000,000	4,999,389
0.780%, due 05/04/09	15,000,000	14,989,275

		235,841,064

Brokerage—1.62%
Greenwich Capital Holdings, Inc.
0.350%, due 04/02/09	35,000,000	34,999,660

Consumer products-nondurables—2.22%
Procter & Gamble Co.
0.230%, due 04/07/09	5,000,000	4,999,808
0.420%, due 04/17/09	20,000,000	19,996,267
0.250%, due 04/29/09	23,000,000	22,995,528

		47,991,603

Diversified manufacturing—1.85%
Siemens Capital Co. LLC
0.260%, due 04/13/09	40,000,000	39,996,533

Energy-integrated—1.16%
Chevron Corp.
0.280%, due 04/14/09	25,000,000	24,997,472

Finance-noncaptive diversified—1.15%
General Electric Capital Corp.
2.400%, due 06/03/09	25,000,000	24,895,000

Health care—1.10%
Abbott Laboratories
0.270%, due 04/07/09	23,850,000	23,848,927

Pharmaceuticals—1.39%
Pfizer, Inc.
0.370%, due 06/10/09	20,000,000	19,985,611
Roche Holdings, Inc.
0.300%, due 05/28/09	10,000,000	9,995,250

		29,980,861

UBS Retirement Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Security description	Face amount ($)	Value ($)

Commercial paper[1]—(concluded)

Technology-software—1.85%
Hewlett-Packard Co.
0.320%, due 04/02/09	40,000,000	39,999,644

Total commercial paper (cost—$765,190,918)		765,190,918

Short-term corporate obligations—3.91%

Banking-non-US—2.13%
BNP Paribas
1.441%, due 05/13/09[2]	10,000,000	10,000,000
Lloyds TSB Group PLC
1.541%, due 05/07/09[2],[5]	16,000,000	16,000,000
Rabobank Nederland
1.431%, due 05/11/09[2],[5]	20,000,000	20,000,000

		46,000,000

Banking-US—0.60%
HSBC Bank USA, Inc.
1.560%, due 04/14/09[2]	13,000,000	13,000,000

Finance-captive automotive—1.18%
Toyota Motor Credit Corp.
0.520%, due 04/01/09[2]	10,500,000	10,500,000
0.660%, due 04/01/09[2]	15,000,000	15,000,000

		25,500,000

Total short-term corporate obligations (cost—$84,500,000)		84,500,000

Repurchase agreements—15.52%
Repurchase agreement dated 03/31/09 with Barclays Bank PLC, 0.190% due 04/01/09, collateralized by $35,610,000 Federal Farm Credit Bank obligations, 3.875% due 10/07/13, $69,198,000 Federal National Mortgage Association obligations, 4.625% due 10/15/14 and $100,918,000 Tennessee Valley Authority obligations, 4.700% due 07/15/33; (value—$214,200,693); proceeds: $210,001,108	210,000,000	210,000,000
Repurchase agreement dated 03/31/09 with Deutsche Bank Securities, Inc., 0.190% due 04/01/09, collateralized by $100,000,000 Federal Home Loan Bank obligations, 0.500% due 09/14/09 and $24,217,000 Federal National Mortgage Association obligations, 5.730% due 01/22/37; (value—$125,460,896); proceeds: $123,000,649	123,000,000	123,000,000
Repurchase agreement dated 03/31/09 with State Street Bank & Trust Co., 0.010% due 04/01/09, collateralized by $1,226,404 Federal Home Loan Bank obligations, 4.375% due 09/17/10 and $1,266,903 US Treasury Bills, zero coupon due 07/02/09 to 07/16/09; (value—$2,551,051); proceeds: $2,501,001	2,501,000	2,501,000

Total repurchase agreements (cost—$335,501,000)		335,501,000

UBS Retirement Money Fund

Schedule of investments – March 31, 2009 (unaudited)

Investments of cash collateral from securities loaned—1.96%	Number of shares	Value ($)

Money market fund[6]—1.96%
UBS Private Money Market Fund LLC[7],
0.550%, (cost—$42,330,000)	42,330,000	42,330,000

Total investments (cost—$2,218,711,577 which approximates cost for federal income tax purposes)[8,9]— 102.62%		2,218,711,577

Liabilities in excess of other assets—(2.62)%		(56,577,433)

Net assets (applicable to 2,162,100,372 shares of common stock outstanding equivalent to $1.00 per share)—100.00%		2,162,134,144

*	On September 7, 2008, the Federal Housing Finance Agency placed the Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation into conservatorship, and the U.S. Treasury guaranteed the debt issued by those organizations.
[1]	Interest rates shown are the discount rates at date of purchase.
[2]	Variable rate securities. The maturity dates reflect earlier of reset dates or stated maturity dates. The interest rates shown are the current rates as of March 31, 2009 and reset periodically.
[3]	Security, or portion thereof, was on loan at March 31, 2009.
[4]

Security is backed by FDIC’s Temporary Loan Guarantee Program (“TLGP”). TLGP guarantees newly issued senior unsecured debt of banks, thrifts, and certain holding companies, and provides full coverage of non-interest bearing deposit transaction accounts.

[5]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 1.67% of net assets as of March 31, 2009, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
[6]	Rate shown reflects yield at March 31, 2009.
[7]	The table below details the Fund’s transaction activity in an affiliated issuer for the nine months ended March 31, 2009. The advisor earns a management fee from UBS Private Money Market Fund LLC.

Security description	Value at 06/30/08 ($)	Purchases during the ninemonths ended 03/31/09 ($)	Sales during the ninemonths ended 03/31/09 ($)	Value at 03/31/09 ($)	Net income earned from affiliate for the nine months ended 03/31/09 ($)
UBS Private Money Market Fund LLC	203,388	222,205,868	180,079,256	42,330,000	95,108
[8]	Includes $41,491,312 of investments in securities on loan, at market value. The custodian held cash equivalents as collateral for securities loaned of $42,330,000.
[9]	Investments are valued at amortized cost, unless the Fund’s Board of Directors determines that this does not represent fair value. Periodic review and monitoring of the valuation of securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

On July 1, 2008 the Fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 requires disclosure surrounding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical investments.

Level 2 - Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 - Unobservable inputs inclusive of the Fund’s own assumptions in determining the value of investments.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments:

	Quoted prices in active markets for identical investments (Level 1) ($)	Significant other observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Investments, at value	—	2,218,711,577	—	2,218,711,577

Issuer breakdown by country of origin

Percentage of total investments (%)
United States	82.1
United Kingdom	4.3
Germany	3.5
France	3.2
Canada	2.3
Japan	2.1
Netherlands	0.9
Switzerland	0.9
Norway	0.7

Total	100.0

Weighted average maturity—33 days

For more information regarding the Fund’s other significant accounting policies, please refer to the Fund’s semiannual report to shareholders dated December 31, 2008.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act is attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Money Fund Inc.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: May 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kai R. Sotorp
Kai R. Sotorp
President

Date: May 29, 2009

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: May 29, 2009